Feb. 28, 2025
Innovator Gradient Tactical Rotation Strategy ETF
Innovator Gradient Tactical Rotation Strategy ETF
Investment Objective
The Fund seeks to provide long term capital appreciation with an objective of providing excess returns over the S&P Global Broad Market Index (“S&P Global BMI”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Gradient Tactical Rotation Strategy ETF Innovator Gradient Tactical Rotation Strategy ETF
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Gradient Tactical Rotation Strategy ETF | Innovator Gradient Tactical Rotation Strategy ETF | USD ($)	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 458% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide excess returns over the S&P Global BMI utilizing a rules-based investment process. The S&P Global BMI is a market capitalization-weighted index providing a broad measure of global equities markets. Gradient Investments, LLC (“Gradient”) and Penserra Capital Management LLC (“Penserra,” and together with Gradient, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the strategy signals and investment advice provided by Gradient. The Sub-Advisers are not affiliated with the Fund or Innovator Capital Management, LLC (“Innovator” or the “Adviser”), the Fund’s investment adviser.

The Fund seeks to achieve its investment objective by identifying the global equity market segment that is displaying the strongest price momentum metrics, as described below. Pursuant to its investment strategy, the Fund will invest in equity securities, which will include direct investments in U.S. and non-U.S. listed common stocks and depositary receipts. The Fund’s direct investments in non-U.S. listed securities may be denominated in foreign currency. The Fund may also purchase equity securities of non-U.S. companies that utilize American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

The Fund’s active strategy utilizes a rules-based, two-factor approach to create tactical investment opportunities. First, the Fund defines the investable universe by identifying three broad-based geographic equity markets: (1) U.S. markets; (2) international developed markets; and (3) emerging markets. Second, the Fund identifies the following market subsectors within each of the above geographic equity markets:

•   High beta refers to securities that fluctuate to a greater degree when compared to other securities in an equity market;

•   Momentum refers to securities that have had stronger recent performance compared to other securities, on the basis that these securities will continue to increase in value;

•   Neutral broad market refers to securities of issuers with expansive geographic coverage for market diversification that generally fluctuate consistent with broad market conditions; and

•   Low volatility refers to securities that fluctuate to a lesser degree when compared to other securities in an equity market.

“Volatility” is defined as the characteristic of a security to fluctuate in price over a period of time and “beta” is defined as the volatility of a security relative to the total market.

The Fund’s resulting investable universe consists of ten market segments. Nine of the market segments are comprised of equity securities that provide investment exposure to a combination of (1) one of the three geographic equity markets (U.S., international developed or emerging) and (2) one of the four equity market subsectors (high beta, momentum, neutral broad market or low volatility). Each of these nine global equity market segments are represented by the equity securities that comprise an index (each, a “Market Segment Index”), as identified in the chart below. The tenth segment represents the Fund’s investment in cash or cash equivalents (e.g., short-term U.S. Treasury bills) to the extent that no Market Segment Index is identified for investment, as further described below.

U.S. High Beta Index	International Developed Momentum Index	Emerging Market Momentum Index
U.S. Neutral Broad Market Index	International Developed Neutral Broad Market Index	Emerging Market Neutral Broad Market Index
U.S. Low Volatility Index	International Developed Low Volatility Index	Emerging Market Low Volatility Index
Cash or cash equivalents

For more information on the nine equity market segments, as represented by a Market Segment Index, please see the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The investable universe is analyzed based on metrics each month to identify the strongest (and avoid the weakest) geographic equity markets and market subsectors in the global equity markets. On a monthly basis, Gradient uses a top-down price momentum methodology to determine which geographic equity market shows the strongest price momentum trend. Next, Gradient identifies which market subsector has the strongest price momentum trend within the selected geographic equity market to provide an investment instruction (i.e., a “strategy signal”) for which global equity market segment Penserra should invest on behalf of the Fund (if any), as represented by a Market Segment Index. A strong “momentum” view by Gradient indicates a belief that equity securities in the Market Segment Index are more likely than not to sustain movement in a positive direction, rather than change directions. This strategy determination, made by Gradient on behalf of the Fund, will be signaled to Penserra at the end of each month and, if applicable, the Fund’s portfolio will subsequently be adjusted by selling securities and investing in the underlying equity securities of the Market Segment Index that Gradient identifies as having the strongest price momentum trend. In the event that Gradient determines that all nine global equity market segments exhibit a significant and sustained price momentum decline such that none of the Market Segment Indices are expected to provide excess returns over the S&P Global BMI, the Fund will invest in a cash or cash equivalent position until a Market Segment Index with a positive price momentum returns is identified for investment.

Penserra will manage the Fund’s investments in accordance with Gradient’s rules-based investment process. However, Penserra may, at its discretion, invest in a smaller portion of the securities comprising a Market Segment Index that collectively has an investment profile of the index constituents that constitute that of Gradient’s strategy signal. With respect to non-U.S. listed securities in the Market Segment Index selected by Gradient, Penserra expects to invest directly on the foreign exchange unless the applicable Market Segment Index provides for an investment in a depositary receipt. In addition, from time to time, rather than investing directly in the non-U.S. exchange, Penserra expects to invest in the ADRs or GDRs of such foreign securities to manage differences in timing of market closures and may invest in one or more ETFs to obtain exposure to an emerging market.

The Sub-Advisers’ monthly adjustment to the Fund’s investment strategy will cause the Fund to have a higher portfolio turnover rate than other funds. To the extent the Fund invests a significant portion of its assets in a given geographic region or investment sector, the Fund will be exposed to the risks associated with that geographic region or investment sector.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a market index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 15.42% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was (11.29)% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator Gradient Tactical Rotation Strategy ETF	Label	1 Year	Since Inception	Inception Date
Innovator Gradient Tactical Rotation Strategy ETF	Return Before Taxes	4.06%	0.87%	Nov. 16, 2022
Innovator Gradient Tactical Rotation Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	3.73%	0.58%	Nov. 16, 2022
Innovator Gradient Tactical Rotation Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.06%	0.77%	Nov. 16, 2022
S&P Global Broad Market Index – Total Return (reflects no deduction for fees, expenses or taxes)	S&P Global Broad Market Index – Total Return (reflects no deduction for fees, expenses or taxes)	16.75%	17.27%	Nov. 16, 2022
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	22.35%	Nov. 16, 2022

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.